Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 38,008	¥ 56,363
Derivative financial assets	38,008	56,363
Derivative financial liabilities (Note 32)		9,568
Financial assets held at FVPL
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	925,204	690,627
Financial assets measured at fair value through other comprehensive income (Note 17)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	2,226,138	2,054,541
Level 1 | Financial assets measured at fair value through other comprehensive income (Note 17)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	319,949	442,935
Level 2
Disclosure of fair value measurement of assets
Derivative financial assets	38,008	56,363
Derivative financial liabilities (Note 32)		9,568
Level 2 | Financial assets held at FVPL
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	925,204	690,627
Level 3 | Financial assets measured at fair value through other comprehensive income (Note 17)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 1,906,189	¥ 1,611,606